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NICHOLAS S. DI LORENZO nicholas.dilorenzo@dechert.com +1 617 728 7171 Direct +1 617 275 8364 Fax

August 13, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	William Blair Funds File Nos. 033-17463 and 811-05344

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of William Blair Funds (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A (“PEA 141”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 141. I hereby further certify that PEA 141 was filed electronically with the Commission on August 11, 2021 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7171 if you have any questions.

Very truly yours,

/s/ Nicholas S. Di Lorenzo

Nicholas S. Di Lorenzo